Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Long-Term Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Long-Term Receivables [Abstract]
License receivable	$ 19	$ 25
Deferred Sales Commission, non-current	9	3
Long-term receivables	28	$ 28
Receivable with Imputed Interest, Face Amount	$ 20
Receivable with Imputed Interest, Effective Yield (Interest Rate)	0.00%